Condensed Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Current Assets
Cash	$ 9,173	$ 208
Prepaid professional fees	5,000	0
Total assets	14,173	208
Current Liabilities
Accounts payable	775,944	710,769
Accrued expenses	362,200	690,247
Related party accounts payable	0	340,163
Promissory notes payable	70,000	0
Accrued compensation	269,917	495,167
Accrued interest	668	0
Total current liabilities	1,478,729	2,236,346
Stockholders' Equity (Deficit)
Preferred stock, $0.001 par value, 200,000,000 shares authorized and none issued and outstanding at June 30, 2015 and December 31, 2014	0	0
Common stock, $0.001 par value, 2,000,000,000 shares authorized and 227,640,975 and 758,065,119 shares issued and outstanding at June 30, 2015 and December 31, 2014, respectively	227,641	758,065
Additional paid in capital	98,672,757	22,923,087
Accumulated deficit	(100,359,954)	(25,917,290)
Total stockholders' equity (deficit)	(1,459,556)	(2,236,138)
Total liabilities and stockholders' equity (deficit)	$ 19,173	$ 208